Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Marina Biotech, Inc.
Entity Central Index Key	0000737207
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to: (i) the Registration Statement on Form S-1 of Marina Biotech, Inc., as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 18, 2014 (the “2014 Registration Statement”); and (ii) the Registration Statement on Form S-1 of Marina Biotech, Inc., as originally declared effective by the SEC on September 18, 2015 (the “2015 Registration Statement” and, together with the 2014 Registration Statement, the “Registration Statements”) is being filed pursuant to the undertakings in the Registration Statements to include the information contained in the Annual Report on Form 10-K of Marina Biotech, Inc. for the fiscal year ended December 31, 2016 that was filed with the SEC on March 31, 2017. The information included in this filing amends the original Registration Statements and the prospectuses contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statements. Pursuant to Rule 429 of the Securities Act of 1933, as amended, the prospectus contained in this Post-Effective Amendment No. 3 to the Registration Statements is a combined prospectus, and this filing constitutes a post-effective amendment to each of the 2014 Registration Statement and the 2015 Registration Statement.
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company
Trading Symbol	MRNA